Restatement of Previously Issued Financial Statements (Details Narrative) - USD ($)	Dec. 31, 2015	Sep. 30, 2015
Temporary impairment		$ 41,333,361
Common stock, shares issued	4,889,065,929	4,232,931,345
Entest Biomedical, Inc.
Common stock, shares issued		8,066,667